Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
K.	Shareholders’ Equity

AFG is authorized to issue 12.5 million shares of Voting Preferred Stock and 12.5 million shares of Nonvoting Preferred Stock, each without par value.

Stock Incentive Plans Under AFG’s Stock Incentive Plan, employees of AFG and its subsidiaries are eligible to receive equity awards in the form of stock options, stock appreciation rights, restricted stock awards, restricted stock units and stock awards.

At December 31, 2011, there were 12.8 million shares of AFG Common Stock reserved for issuance under AFG’s stock incentive plans. Options are granted with an exercise price equal to the market price of AFG Common Stock at the date of grant. Options generally become exercisable at the rate of 20% per year commencing one year after grant; those granted to non-employee directors of AFG are fully exercisable upon grant. Options expire ten years after the date of grant. Data for stock options issued under AFG’s stock incentive plans is presented below:

			Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value
	Shares	Price	Term	(in millions)
Outstanding at January 1, 2011	8,484,233	$24.98
Granted	1,122,525	$34.34
Exercised	(1,576,664)	$21.14
Forfeited/Cancelled	(107,620)	$26.47

Outstanding at December 31, 2011	7,922,474	$27.05	6.0 years	$78

Options exercisable at December 31, 2011	4,580,849	$26.29	4.7 years	$49

The total intrinsic value of options exercised during 2011, 2010 and 2009 was $23 million, $19 million and $11 million, respectively. During 2011, 2010 and 2009, AFG received $33 million, $27 million and $10 million, respectively, in cash from the exercise of stock options. The total tax benefit related to the exercises was $7 million, $6 million and $4 million, respectively.

AFG uses the Black-Scholes option pricing model to calculate the fair value of its option grants. Expected volatility is based on historical volatility over a period equal to the expected term. The expected term was estimated based on historical exercise patterns and post vesting cancellations. The weighted average fair value of options granted during 2011, 2010 and 2009 was $12.49 per share, $8.90 per share and $5.85 per share, respectively, based on the following assumptions:

	2011	2010	2009
Expected dividend yield	1.9%	2.2%	2.7%
Expected volatility	38%	39%	37%
Expected term (in years)	7.3	7.5	7.5
Risk-free rate	3.0%	3.2%	2.1%

The restricted Common Stock that AFG has granted generally vests over a three or four year period. Data relating to grants of restricted stock is presented below:

		Average
		Grant Date
	Shares	Fair Value
Outstanding at January 1, 2011	322,986	$25.27
Granted	131,955	$31.45
Vested	(39,819)	$28.41

Outstanding at December 31, 2011	415,122	$27.85

AFG issued 188,302 shares of Common Stock (fair value of $33.99 per share) in the first quarter of 2011 under the Annual Co-CEO Equity Bonus Plan.

Total compensation expense related to stock incentive plans of AFG and its subsidiaries for 2011, 2010 and 2009 was $22 million, $20 million and $13 million, respectively. Related tax benefits totaled $7 million in 2011, $6 million in 2010 and $3 million in 2009. At December 31, 2011, there was $23 million and $8 million of unrecognized compensation expense related to nonvested stock options and restricted stock awards, respectively. These amounts are expected to be recognized over a weighted average of 3.2 and 2.4 years, respectively.

Accumulated Other Comprehensive Income (Loss), Net of Tax (“AOCI”) Comprehensive income (loss) is defined as all changes in Shareholders’ Equity except those arising from transactions with shareholders. Comprehensive income (loss) includes net earnings and other comprehensive income (loss) “OCI”, which consists primarily of changes in net unrealized gains or losses on available for sale securities. The progression of the components of accumulated other comprehensive income (loss) follows (in millions):

		OCI
	AOCI			Non-			AOCI
	Beginning	Pre-		controlling			Ending
	Balance	tax	Tax	interests	Net	Other(b)	Balance
Year ended December 31, 2011
Net unrealized gains on securities	$491 (a)	$141	$(49)	$(5)	$87	$—	$578 (a)
Foreign currency translation adjustments	12	(2)	—	(1)	(3)	—	9
Pension and other postretirement plans adjustments	(8)	1	—	—	1	—	(7)

Total	$495	$140	$(49)	$(6)	$85	—	$580

Year ended December 31, 2010
Net unrealized gains on securities	$167 (a)	$507	$(177)	$(2)	$328	$(4)	$491 (a)
Foreign currency translation adjustments	5	8	—	—	8	(1)	12
Pension and other postretirement plans adjustments	(8)	—	—	—	—	—	(8)

Total	$164	$515	$(177)	$(2)	$336	$(5)	$495

Year ended December 31, 2009
Net unrealized gains on securities	$(717)	$1,396	$(489)	$(6)	$901	$(17)	$167
Foreign currency translation adjustments	(13)	19	—	(1)	18	—	5
Pension and other postretirement plans adjustments	(7)	(2)	1	—	(1)	—	(8)

Total	$(737)	$1,413	$(488)	$(7)	$918	$(17)	$164

(a)	Includes $16 million, $11 million and $66 million at December 31, 2011, 2010 and 2009 in net unrealized losses related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
(b)	Primarily cumulative effect of accounting change.